DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

Delaware International Value Equity Fund
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund

(each a "Fund")

Supplement to the Funds'
Statement of Additional Information
dated January 31, 2002

The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Statement of Additional Information (SAI) to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The maximum amount of Class B shares that may be purchased at any one time will be lowered to $100,000. The Class A sales charge schedule and the Class C CDSC and purchase amount are not affected.

Effective November 18, 2002, the new sales charge schedule for Class B shares and maximum purchase amount, described above, replace the sales charge and maximum purchase amount information throughout the SAI, and specifically in the following sections: "Performance Information" on pages 20-23 and 26-27; "Purchasing Shares" on page 31; "Purchasing Shares -- Special Purchase Features - Class A Shares - Right of Accumulation" on page 41; and "Redemption and Exchange" on page 52.

The following paragraphs are added and average annual total and cumulative total return tables replace the similar tables on pages 20-23 and 26-27, respectively. Past performance is not a guarantee of future results:

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

The average annual total return for each Class is shown for the 1 year, 5 year or 10 year period ending November 30, 2001. If a Class has not been in existence for a full 1, 5, or 10 year period, then lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period.

Average Annual Total Return

Delaware International Value Equity Fund[1]	1 year ended 11/30/01	5 years ended 11/30/01	10 years ended 11/30/01	Life of Fund[4]
Class A (at offer before taxes)[2]	-13.62%	0.83%	6.51%	N/A
Class A (at offer after taxes on distributions)	-16.11%	-0.50%	5.17%	N/A
Class A (at offer after taxes on distributions and sale of fund shares)	-5.54%	0.49%	4.95%	N/A
Class A (at NAV before taxes)	-8.33%	2.02%	7.14%	N/A
Class B (including CDSC before taxes)[3]	-12.18%	0.94%	N/A	3.83%
Class B (including CDSC after taxes on distributions)[3]	-14.59%	-0.16%	N/A	2.65%
Class B (including CDSC after taxes on distributions and sale of fund shares)[3]	-4.48%	0.71%	N/A	2.87%
Class B (excluding CDSC before taxes)	-9.04%	1.30%	N/A	3.83%
Class C (including CDSC before taxes)	-9.82%	1.32%	N/A	4.63%
Class C (including CDSC after taxes on distributions)	-12.23%	0.23%	N/A	3.48%
Class C (including CDSC after taxes on distributions and sale of fund shares)	-3.04%	1.02%	N/A	3.62%
Class C (excluding CDSC before taxes)	-9.04%	1.32%	N/A	4.63%
Institutional Class (before taxes)	-8.14%	2.31%	7.42%	N/A
Institutional Class (after taxes on distributions)	-10.88%	0.84%	5.98%	N/A
Institutional Class (after taxes on distributions and sale of fund shares)	-2.04%	1.62%	5.68%	N/A

Delaware Emerging Markets Fund[1]	1 year ended 11/30/01	5 years ended 11/30/01	10 years ended 11/30/01	Life of Fund[4]
Class A (at offer before taxes)2/5	-0.91%	-6.23%	N/A	-5.75%
Class A (at offer after taxes on distributions)[5]	-1.06%	-6.94%	N/A	-6.40
Class A (at offer after taxes on distributions and sale of fund shares)[5]	-0.56%	-5.10%	N/A	-4.71%
Class A (at NAV before taxes)[5]	5.09%	-5.11%	N/A	-4.73%
Class B (including CDSC before taxes)[3]	0.29%	-6.19%	N/A	-5.77%
Class B (including CDSC after taxes on distributions)[3]	0.29%	-6.75%	N/A	-6.29%
Class B (including CDSC after taxes on distributions and sale of fund shares)[3]	0.18%	-5.00%	N/A	-4.65%
Class B (excluding CDSC before taxes)	4.29%	-5.80%	N/A	-5.41%
Class C (including CDSC before taxes)	3.45%	-5.80%	N/A	-5.41%
Class C (including CDSC after taxes on distributions)	3.45%	-6.35%	N/A	-5.92%
Class C (including CDSC after taxes on distributions and sale of fund shares)	2.10%	-4.70%	N/A	-4.38%
Class C (excluding CDSC before taxes)	4.45%	-5.80%	N/A	-5.41%
Institutional Class (before taxes)	5.40%	-4.84%	N/A	-4.44%
Institutional Class (after taxes on distributions)	5.11%	-5.65%	N/A	-5.19%
Institutional Class (after taxes on distributions and sale of fund shares)	3.28%	-4.10%	N/A	-3.70%

Delaware International Small Cap Value Fund[1]	1 year ended 11/30/01	5 years ended 11/30/01	10 years ended 11/30/01	Life of Fund[4]
Class A (at offer before taxes)[2]	-8.67%	N/A	N/A	3.00%
Class A (at offer after taxes on distributions)	-10.91%	N/A	N/A	0.75%
Class A (at offer after taxes on distributions and sale of fund shares)	-4.44%	N/A	N/A	1.77%
Class A (at NAV before taxes)	-3.09%	N/A	N/A	4.56
Class B (including CDSC before taxes)[3]	N/A	N/A	N/A	N/A
Class B (including CDSC after taxes on distributions)[3]	N/A	N/A	N/A	N/A
Class B (including CDSC after taxes on distributions and sale of fund shares)[3]	N/A	N/A	N/A	N/A
Class B (excluding CDSC before taxes)	N/A	N/A	N/A	N/A
Class C (including CDSC before taxes)	N/A	N/A	N/A	N/A
Class C (including CDSC after taxes on distributions)	N/A	N/A	N/A	N/A
Class C (including CDSC after taxes on distributions and sale of fund shares)	N/A	N/A	N/A	N/A
Class C (excluding CDSC before taxes)	N/A	N/A	N/A	N/A
Institutional Class (before taxes)	-3.09%	N/A	N/A	4.56%
Institutional Class (after taxes on distributions)	-5.46%	N/A	N/A	2.28%
Institutional Class (after taxes on distributions and sale of fund shares)	-0.98%	N/A	N/A	3.03%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively.
2 Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated January 31, 2002 included an Average Annual Total Return table with figures calculated using this old schedule.
4 The Fund's commencement of operations were as follows:

Delaware International Value Equity Fund A Class
Delaware International Value Equity Fund B Class
Delaware International Value Equity Fund C Class
Delaware International Value Equity Fund Institutional Class

10/31/91 9/6/94 11/29/95 11/9/92
Delaware Emerging Markets Fund A Class Delaware Emerging Markets Fund B Class Delaware Emerging Markets Fund C Class Delaware Emerging Markets Fund Institutional Class	6/10/96 6/10/96 6/10/96 6/10/96

Delaware International Small Cap Value Fund A Class
Delaware International Small Cap Value Fund B Class
Delaware International Small Cap Value Fund C Class
Delaware International Small Cap Value Fund Institutional Class

12/19/97 9/28/01 9/28/01 12/19/97

5 For the period from February 1, 1998 through May 31, 2001, the Distributor elected voluntarily to waive 0.05% of Delaware Emerging Markets Fund A Class' 12b-1 fee in order to limit 12b-1 Plan expenses to 0.25%. In the absence of such voluntary waiver, performance would have been affected negatively.

Cumulative Total Return1

	3 months ended 11/30/01	6 months ended 11/30/01	9 months ended 11/30/01	1 year ended 11/30/01	3 years ended 11/30/01	5 years ended 11/30/01	10 years ended 11/30/01	Life of Fund4
Delaware International Value Equity Fund A Class (at NAV)	-4.78%	-7.83%	-10.43%	-8.33%	-1.57%	10.54%	99.36%	92.93%
Delaware International Value Equity Fund A Class (at Offer)2	-10.24%	-13.14%	-15.57%	-13.62%	-7.26%	4.20%	87.88%	81.33%
Delaware International Value Equity Fund B Class (including CDSC)3	-8.84%	-11.91%	-14.54%	-12.18%	N/A	N/A	N/A	31.21%
Delaware International Value Equity Fund B Class (excluding CDSC)	-5.04%	-8.24%	-10.97%	-9.04%	-3.69%	6.68%	N/A	31.21%
Delaware International Value Equity Fund C Class (including CDSC)	-5.99%	-9.16%	-11.81%	-9.82%	-3.62%	6.77%	N/A	31.21%
Delaware International Value Equity Fund C Class (excluding CDSC)	-5.04%	-8.25%	-10.92%	-9.04%	-3.62%	6.77%	N/A	31.21%
Delaware International Value Equity Fund Institutional Class	-4.76%	-7.73%	-10.27%	-8.14%	-0.78%	12.08%	N/A	97.47%

Delaware Emerging Markets Fund A Class (at NAV)5	-2.67%	-9.31%	-7.36%	5.09%	9.09%	-23.07%	N/A	-23.30%
Delaware Emerging Markets Fund A Class (at Offer)2/5	-8.22%	-14.57%	-12.74%	-0.91%	2.80%	-27.51%	N/A	-27.71%
Delaware Emerging Markets Fund B Class (including CDSC)3	-6.74%	-13.31%	-11.66%	0.29%	3.86%	-27.36%	N/A	-27.80%
Delaware Emerging Markets Fund B Class (excluding CDSC)	-2.86%	-9.70%	-7.98%	4.29%	6.61%	-25.82%	N/A	-26.27%
Delaware Emerging Markets Fund C Class (including CDSC)	-3.69%	-10.48%	-8.78%	3.46%	6.78%	-25.82%	N/A	-26.27%
Delaware Emerging Markets Fund C Class (excluding CDSC)	-2.72%	-9.57%	-7.86%	4.46%	6.78%	-25.82%	N/A	-26.27%
Delaware Emerging Markets Fund Institutional Class	-2.67%	-9.16%	-7.22%	5.40%	10.02%	-21.95%	N/A	-22.03%

Delaware International Small Cap Value Fund A Class (at NAV)6	-7.72%	-11.04%	-10.29%	-3.09%	12.63%	N/A	N/A	19.25%
Delaware International Small Cap Value Fund A Class (at Offer)2/6	-13.03%	-16.18%	-15.41%	-8.67%	6.14%	N/A	N/A	12.38%
Delaware International Small Cap Value Fund B Class (including CDSC)3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	3.08%
Delaware International Small Cap Value Fund B Class (excluding CDSC)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00%
Delaware International Small Cap Value Fund C Class (including CDSC)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00%
Delaware International Small Cap Value Fund C Class (excluding CDSC)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00%
Delaware International Small Cap Value Fund Institutional Class	-7.72%	-11.04%	-10.29%	-3.09%	12.63%	N/A	N/A	19.25%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively.
2 Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated January 31, 2002 included a Cumulative Total Return table with figures calculated using this old schedule.
4 The Fund's commencement of operations were as follows:

Delaware International Value Equity Fund A Class
Delaware International Value Equity Fund B Class
Delaware International Value Equity Fund C Class
Delaware International Value Equity Fund Institutional Class

10/31/91 9/6/94 11/29/95 11/9/92
Delaware Emerging Markets Fund A Class Delaware Emerging Markets Fund B Class Delaware Emerging Markets Fund B Class Delaware Emerging Markets Fund Institutional Class	6/10/96 6/10/96 6/10/96 6/10/96

Delaware International Small Cap Value Fund A Class
Delaware International Small Cap Value Fund B Class
Delaware International Small Cap Value Fund C Class
Delaware International Small Cap Value Fund Institutional Class

12/19/97 9/28/01 9/28/01 12/19/97

5 For the period from February 1, 1998 through May 31, 2001, the Distributor elected voluntarily to waive 0.05% of Delaware Emerging Markets Fund A Class' 12b-1 fee in order to limit 12b-1 Plan expenses to 0.25%. In the absence of such voluntary waiver, performance would have been affected negatively.
6 From inception through September 20, 2001, the Distributor elected voluntarily to waive 0.05% of Delaware International Small Cap Value Fund A Class' 12b-1 fee in order to limit 12b-1 Plan expenses to 0.25%. In the absence of such voluntary waiver, performance would have been affected negatively.

The fourth paragraph under "Purchasing Shares -- Contingent Deferred SALES Charge - Class B and Class C Shares" on page 35 and the last sentence of the fourth paragraph under "Redemption and Exchange -- Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value" on page 58 which states: "All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month." is deleted.

The first paragraph under the section entitled "Institutional Classes" under the heading "PURCHASING SHARES" is hereby revised by inserting the following language at the end of the paragraph:

"(f) certain plans qualified under Section 529 of the Internal Revenue Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services; and (g) Programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares."

The date of this Supplement is November 18, 2002.